Document and Entity Information	Apr. 16, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 16, 2026
Entity Registrant Name	BERKSHIRE HATHAWAY INC.
Entity Incorporation State Country Code	DE
Entity Address Address Line 1	3555 Farnam Street
Entity Address City Or Town	Omaha
Entity Address State Or Province	NE
Entity Address Postal Zip Code	68131
City Area Code	402
Local Phone Number	346-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	47-0813844
Entity File Number	001-14905
Amendment Flag	false
Entity Central Index Key	0001067983
Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	BRK.A
Security Exchange Name	NYSE
Class B Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock
Trading Symbol	BRK.B
Security Exchange Name	NYSE
1.125% Senior Notes due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	BRK27
Security Exchange Name	NYSE
2.150% Senior Notes due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.150% Senior Notes due 2028
Trading Symbol	BRK28
Security Exchange Name	NYSE
1.500% Senior Notes due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2030
Trading Symbol	BRK30
Security Exchange Name	NYSE
2.000% Senior Notes due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2034
Trading Symbol	BRK34
Security Exchange Name	NYSE
1.625% Senior Notes due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2035
Trading Symbol	BRK35
Security Exchange Name	NYSE
2.375% Senior Notes due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2039
Trading Symbol	BRK39
Security Exchange Name	NYSE
0.500% Senior Notes due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2041
Trading Symbol	BRK41
Security Exchange Name	NYSE
2.625% Senior Notes due 2059 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Senior Notes due 2059
Trading Symbol	BRK59
Security Exchange Name	NYSE